Statement of Cash Flows - Prairie Operating Co LLC [Member]	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities
Net loss	$ (64,392)
Changes in operating assets and liabilities:
Increase in accounts payable and accrued expenses	64,309
Cash used in operating activities	(83)
Net decrease in cash	(83)
Cash - beginning of period	79,845
Cash - end of period	79,762
Supplemental disclosure of cash flow information:
Cash paid for interest
Cash paid for income taxes
Supplemental disclosure of non-cash activity:
Accrued deferred transaction costs associated with the Merger and Exok Transaction	178,893
Accrued deferred transaction costs associated with the PIPE Transaction	$ 33,501